Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2021
Fees to auditors
Schedule of fees to independent registered public accounting firm

	December 31,
	2021	2020

	(USD in thousands)
Audit fees	$177	$308
Audit related fees	108	119
Other fees	328	253
Total fees	$613	$680